Branch Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule Of Sale Of Branch

Deposits, including accrued interest	$29,483
Other liabilities	17

Total liabilities released	29,500

Cash paid, including cash on hand	16,590
Loans, including accrued interest	11,467
Premises and equipment	271

Total assets released	28,328

Net Gain on Sale of branch	$1,172

The Home Savings And Loan [Member]
Business Acquisition [Line Items]
Estimated Fair Value Of The Assets And Liabilities Acquired

Cash	$83,398
Loans	21,503
Bank premises and equipment	1,801
Goodwill	4,245
Core deposit intangible asset	1,269
Other assets	66

Total assets acquired	$112,282

Deposits assumed	$111,075
Other liabilities including payable to seller	1,207

Total liabilities assumed	$112,282